Federated Hermes Prime Cash Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cash Series Shares [Member] | CS
Prospectus [Line Items]
Average Annual Return, Percent	3.42%	2.63%	1.60%